Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 379,737	$ 378,310
Foreign currency translation adjustment	2,992	1,427
Goodwill, Ending Balance	$ 382,729	$ 379,737